Trade payables and other liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Trade and other payables [abstract]
Trade payables	€ 229,878	€ 171,399	[1]	€ 162,629	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.